Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2023 $ / shares
Subordinated Liabilities [Line Items]
Repayments of subordinated liabilities	$ 1,179	$ 850
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Increase (Decrease) in Subordinated Long Term Debt	539	$ 565
Bottom of range [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Common stock conversion price | $ / shares			$ 5
3.803% Subordinated Notes due 2032 [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Interest rate			3.803%
4.338% Subordinated Notes due 2028 [member]
Subordinated Liabilities [Line Items]
Repayments of subordinated liabilities	$ 850
Percentage of redemption of principal amount plus unpaid accrued interest	100.00%
4.338% Subordinated Notes due 2028 [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Interest rate			4.338%
3.088% Subordinated Notes due 2037 [member]
Subordinated Liabilities [Line Items]
Borrowings, interest rate basis	5-year U.S. treasury bill rate plus the reset premium noted.
3.088% Subordinated Notes due 2037 [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Interest rate			3.088%
Series JK Medium Term Notes [Member]
Subordinated Liabilities [Line Items]
Borrowings, interest rate basis	3-month CDOR plus the reset premium noted.